Investment in Marketable Securities - Schedule of Investment in Marketable Securities (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Oct. 16, 2018	May 17, 2018
Less: Unrealized holding loss	$ 18,538		$ 68,391
Investment in marketable securities	48,202		66,484	501,000	134,166
Greenpro Capital Corp. [Member]
Cost of investment	66,484		134,166	501,000	501,000		$ 1,000	$ 500,000
Less: Impairment in cost of investment					(366,834)
Less: Unrealized holding loss	(18,538)		(68,391)
Exchange rate effect	256		709
Investment in marketable securities	$ 48,202		$ 66,484	$ 501,000	$ 134,166